INCOME TAXES	9 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
Income Taxes
11.	INCOME TAXES
The income tax provision for interim periods is determined using an estimate of the annual effective tax rate, adjusted for discrete items, if any, that are taken into account in the relevant period. Each quarter, the estimate of the annual effective tax rate is updated, and if the estimated effective tax rate changes, a cumulative adjustment is made.
The effective income tax rate as a percentage of income before income taxes was 38.7% and 48.0% for the three and nine months ended September 30, 2021, respectively. The effective income tax rates for the three and nine months ended September 30, 2021 benefitted from a higher tax bases for the deductibility of the equity-based success fees associated with the Merger. The effective tax rate for the nine months ended September 30, 2021 includes the recognition of a deferred tax liability caused by the reorganization from an LLC to a corporation during the first quarter of 2021. Prior to January 27, 2021, the Company was treated as a partnership for federal and state income tax purposes; therefore, there was no income tax provision or benefit recognized during 2020.